INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets
	Effective Date	End Date	March 31, 2024	December 31, 2023
Sub license (Non-Exclusive)	March 31, 2021	August 31, 2038	$471,000	$471,000
Sub license (Exclusive)	August 30, 2022	August 31, 2038	$1,784,000	$1,784,000
Less – accumulated amortization			(264,380)	(228,833)
Total intangible assets, net			$1,990,620	$2,026,167

	Effective Date	End Date	December 31, 2023	December 31, 2022
Sub license (Non-Exclusive)	March 31, 2021	August 31, 2038	$471,000	$471,000
Sub license (Exclusive)	August 30, 2022	August 31, 2038	$1,784,000	$1,784,000
Less – accumulated amortization			(228,833)	(86,645)
Total intangible assets, net			$2,026,167	$2,168,355

Schedule of future amortization expense of intangible assets
Years ending December 31,	Amount

2024 (9 months remaining)	$106,640
2025	142,187
2026	142,187
2027	142,187
2028	142,187
Thereafter	1,315,232

Total	$1,990,620

Years ending December 31,	Amount

2024	$142,187
2025	142,187
2026	142,187
2027	142,187
2028	142,187
Thereafter	1,315,232

Total	$2,026,167